Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (5,861,821)	$ (2,652,626)
Accumulated deficit	$ (16,063,780)	$ (10,040,367)